Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks, allowance for credit loss	$ 3	$ 4
Interest-bearing deposits with banks, allowance for credit losses	2	3
Restricted cash	3,822	3,167
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Debt securities, held-to-maturity, fair value	56,775	49,224
Debt securities, available-for-sale, amortized cost	100,774	105,141
Debt securities, available-for-sale, allowance for credit loss	10	11
Other assets, allowance for credit loss on accounts receivable	4	4
Other assets, fair value	1,187	1,009
Allowance for credit losses on lending related commitments	45	121
Other liabilities, fair value	496	1,110
Long-term debt, fair value	$ 0	$ 400
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	48,826	45,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,389,397,912	1,382,306,327
Treasury stock, common shares (shares)	585,252,546	495,542,796
Operating segments
Allowance for credit losses on lending related commitments	$ 45